SCHEDULE OF OTHER FINANCING INCOME (EXPENSES), NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Income and Expenses [Abstract]
Amortization of a discount related to a convertible loan credit facility	$ (1,229)
SEPA set up fees	(372)
Issuance expenses attributable to derivate warrant liability	(140)
Interest related to loan credit facility	(14)
Financing related to leases	(21)	7	162
Interest on deposits	272	173	139
Exchange rates and others	(19)	75	(41)
Other financing income(expenses), net	$ (1,523)	$ 255	$ 260